Annual Fund Operating Expenses - Teucrium Agricultural Strategy No K-1 ETF	Apr. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Teucrium Agricultural Strategy No K-1 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[3]
Expenses (as a percentage of Assets)	1.49%	[1]
Fee Waiver or Reimbursement	(0.60%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.89%	[1],[2]

[1]	Restated to reflect current fees.
[2]	The Adviser also serves as the investment adviser to the Subsidiary (defined below) and provides the Subsidiary with the same type of management, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 1.49% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through April 30, 2026. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.
[3]	Teucrium Investment Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to reduce the Fund’s management fee from 1.49% to 0.89% of the Fund’s average daily net assets until at least April 30, 2026. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees (the “Board”).